Condensed Consolidated Statements of Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated for Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income, Net of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock, at Cost [Member]	Noncontrolling Interests [Member]
Balance at beginning of period at Mar. 31, 2015			¥ 2,090,270	¥ 5,959,626	¥ 239,571	¥ 3,424,864	¥ 3,067,255	¥ (102,521)	¥ 602,276
Stock-based compensation				(3,513)
Net income attributable to Mitsubishi UFJ Financial Group	¥ 381,307					381,307
Cash dividends: Common stock-¥9.00 per share in 2015 and 2016						(126,155)
Losses on sales of shares of treasury stock						(1,182)
Purchases of shares of treasury stock								(100,033)
Sales of shares of treasury stock								2,823
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies								(149)
Initial subscriptions of noncontrolling interests									21,454
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders									211
Decrease in noncontrolling interests related to deconsolidation of subsidiaries									(19,269)
Net income attributable to noncontrolling interests	31,813								31,813
Dividends paid to noncontrolling interests									(21,764)
Net change during the period, Other comprehensive income (loss), net of taxes	(414,821)						(445,962)		31,141
Other-net				(965)					41
Balance at end of period at Sep. 30, 2015	15,031,139	¥ 14,385,236	2,090,270	5,955,148	239,571	3,678,834	2,621,293	(199,880)	645,903
Balance at beginning of period at Mar. 31, 2016	14,848,267		2,090,270	5,958,929	239,571	3,980,257	2,301,259	(299,661)	577,642
Stock-based compensation				(1,281)
Net income attributable to Mitsubishi UFJ Financial Group	750,883					750,883
Cash dividends: Common stock-¥9.00 per share in 2015 and 2016						(124,092)
Losses on sales of shares of treasury stock						(1,004)
Purchases of shares of treasury stock								(109,760)
Sales of shares of treasury stock								3,108
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies								24
Initial subscriptions of noncontrolling interests									52,679
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders									6,945
Decrease in noncontrolling interests related to deconsolidation of subsidiaries									(457,886)
Net income attributable to noncontrolling interests	2,433								2,433
Dividends paid to noncontrolling interests									(6,005)
Net change during the period, Other comprehensive income (loss), net of taxes	(854,976)						(824,439)		(30,537)
Other-net									(348)
Balance at end of period at Sep. 30, 2016	¥ 14,704,969	¥ 13,964,064	¥ 2,090,270	¥ 5,957,648	¥ 239,571	4,602,171	1,480,693	¥ (406,289)	740,905
Effect of adopting new guidance | Consolidation of Certain Variable Interest Entities [Member]						¥ (3,873)	¥ 3,873		¥ 595,982